Financial Instruments (Tables)	9 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Loans and Other Receivables Carried at Amortized Cost
Loans and other receivables carried at amortized cost is as follows:

(in millions)	As of December 31, 2023	As of March 31, 2023
Loans and other receivables carried at amortized cost
Loans receivable	$26	$25
Other receivables	7	18
Allowance for current expected credit losses	(19)	(22)
Loans and other receivables carried at amortized cost, net	$14	$21